Merchandise Inventories, Net - Schedule of Merchandise Inventories, Net (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Merchandise Inventories, Net [Line Items]
Less: inventory allowances
Merchandise inventories, net	1,855,686	237,121
Hair styling series [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	911,875	116,520
Trimmer series [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	23,398	2,990
Nail care series [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	258,628	33,048
Other personal care appliances [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	$ 661,785	$ 84,563